CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 439,557	$ (225,000)
Other comprehensive income (loss):
Unrealized net holding gains (losses) on securities available for sale, net of tax (benefit) of $(1,523) and $9,840, respectively	(2,290)	14,797
Adjustment to minimum pension liability, net of tax of $18,535 and $6,329, respectively	27,873	9,517
Comprehensive income (loss)	$ 465,140	$ (200,686)